Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 79,909	$ 88,777
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	76,798	85,433
Lease liabilities	1,963	1,830
Unsecured other loans	95	31
Secured bank loans	24	75
Non-current interest-bearing loans and borrowings	78,880	87,369
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities	529	447
Secured bank loans	369	553
Unsecured bank loans	100	106
Unsecured other loans	30	9
Unsecured bond issues	0	293
Current interest-bearing loans and borrowings	$ 1,029	$ 1,408